FILE NO.  2-66461
                                                               FILE NO. 811-2995
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 22          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 25                 (X)
                                   ---------
                          JOHN HANCOCK CASH RESERVE, INC.
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective:
( )  immediately upon filing pursuant to paragraph (b) of Rule 485
(X)  on May 1, 1999 pursuant to paragraph (b) of Rule 485
( )  75 days after filing pursuant to paragraph (a) of Rule 485
( )  on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                           JOHN HANCOCK

                           Cash Reserve,
                           Inc.

                           [LOGO] Prospectus
                                  May 1, 1999

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not judged whether this fund is a good investment or whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

On September 10, 1996, the Directors voted to close the Fund to new purchases, except shares purchased with reinvested Fund Dividends effective October 1, 1996.

           [LOGO] JOHN HANCOCK FUNDS
                  A Global Investment Management Firm
                  101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents
--------------------------------------------------------------------------------

A summary of the fund's        Further information on the fund.
goals, strategies, risks,
performance and expenses.      Cash Reserve, Inc.                             4


Policies and instructions      Your account
for opening, maintaining
and closing an account in      Selling shares                                 6
the fund.
                               Transaction policies                           8

                               Dividends and account policies                 8

                               Additional investor services                   9


                               Fund details

                               Business structure                            10


Further information on the     For more information                  back cover
fund.

Cash Reserve, Inc.

GOAL AND STRATEGY

[Clipart] The fund seeks maximum current income consistent with capital preservation and liquidity. It invests only in high-quality money market instruments and seeks to maintain a stable share price of $1.

The fund invests only in dollar-denominated securities rated within the two highest short-term credit categories (and their unrated equivalents). These securities have a maximum remaining maturity of 365 days and may be issued by:

o U.S. corporations

o U.S. and Canadian banks and their foreign branches

o U.S. savings and loan associations

o U.S. and Canadian governments

o U.S. agencies, states, and municipalities

The fund may also invest in repurchase agreements based on these securities. The fund maintains an average dollar-weighted maturity of 90 days or less.

The fund may invest more than 25% of its assets in finance companies or domestic banks.

In managing the portfolio, the managers search aggressively for the best values on securities that meet the fund's credit and maturity requirements. The managers tend to favor corporate securities and look for relative yield advantages between, for example, a company's secured and unsecured short-term debt obligations.

================================================================================

PAST PERFORMANCE

[Clipart] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may help provide an indication of the fund's risk. On December 22,1994, John Hancock Advisers, Inc. became the investment adviser of the fund. The fund's total returns for the previous periods during which the fund was advised by another adviser are not shown. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                  1995   1996   1997   1998

                                                  5.38%  5.00%  5.20%  4.91%

YIELD INFORMATION

--------------------------------------
For the fund's 7-day effective yield,
call the Easi-Line 1-800-225-5291

PORTFOLIO MANAGERS

---------------------------------------
Team of money market research
analysts and portfolio managers


1999 total return as of March 31: 1.05%
Best quarter: Q4 '97, 1.32%
Worst quarter: Q2 '96, 1.08%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
1 year                                          4.91%
Life of fund                                    5.12%

MAIN RISKS

[Clipart] The value of your investment will be most affected by short-term interest rates. If interest rates rise sharply, the fund could underperform its peers or lose money.

An issuer of securities held by the fund could default, or have its credit rating downgraded.

Foreign investments carry additional risks, including inadequate or inaccurate financial information, and social or political upheavals.

o If the fund concentrates in finance companies or banks, its performance could be tied more closely to those industries than to the market as a whole.


An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 share, it is possible to lose money by investing in the fund.


================================================================================

YOUR EXPENSES

[Clipart] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

-----------------------------------------------------------------------------
Shareholder transaction expenses
-----------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                                                 none
Maximum deferred sales charge (load)
(as a % of purchase or sales price, whichever is less)                   none

-----------------------------------------------------------------------------
Annual operating expenses
-----------------------------------------------------------------------------
Management fee                                                          0.35%
Distribution fees                                                       0.00%
Other expenses                                                          0.40%
Total fund operating expenses                                           0.75%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                           Year 1       Year 3       Year 5     Year 10
--------------------------------------------------------------------------------
                                    $77          $240         $417        $930

FUND CODES

---------------------------
Ticker            --
CUSIP             41014T104
Newspaper         --
SEC number        811-2995
JH fund number    42

-----------------------------------------------------------------------------------------------------------------------------
 Selling shares
-----------------------------------------------------------------------------------------------------------------------------
                Designed for               To sell some or all of your shares

By letter
[Clipart]       o Accounts of any type.    o Write a letter of instruction or complete a stock power indicating the fund
                o Sales of any amount.       name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
                                           o Include all signatures and any additional documents that may be required (see next page).
                                           o Mail the materials to Signature Services.
                                           o A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By phone
[Clipart]       o Most accounts.           o For automated service 24 hours a day using your touch-tone phone, call the
                o Sales of up to $100,000.   EASI-Line at 1-800-338-8080.
                                           o To place your order with a representative at John Hancock Funds, call Signature
                                             Services between 8 A.M. and 4 P.M. Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
[Clipart]                                  o Requests by letter to sell any amount (accounts of any type).
                                           o Requests by phone to sell up to $100,000 (accounts with telephone redemption privileges).
                                           o To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature
                                             Services.
                                           o Amounts of $1,000 or more will be wired on the next business day. A $4 fee will be deducted from your account.
                                           o Amounts of less than $1,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
[Clipart]       o Accounts of any type.    o Obtain a current prospectus for the fund into which you are exchanging by
                o Sales of any amount.       calling your financial representative or Signature Services.
                                           o Call your financial representative or Signature Services to request an exchange.

                                        ----------------------------------------
                                        Address:
                                        John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000

                                        Boston, MA02217-1000
To sell shares through a systematic     Phone Number: 1-800-225-5291
withdrawal plan, see                    Or contact your financial representative
"Additional investor services."         for instructions and assistance.
                                        ----------------------------------------


6 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o your address of record has changed within the past
  30 days

o you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                   Requirements for written requests
--------------------------------------------------------------------------------
                                                                       [Clipart]

Owners of individual, joint, sole        o  Letter of instruction.
proprietorship, UGMA/UTMA (custodial
accounts for minors) or general          o  On the letter, the signatures and
partner accounts.                           titles of all persons authorized to
                                            sign for the account, exactly as
                                            the account is registered.

                                         o  Signature guarantee if applicable
                                            (see above).

Owners of corporate or association       o  Letter of instruction.
accounts.
                                         o  Corporate resolution, certified
                                            within the past 12 months.

                                         o  On the letter and the resolution,
                                            the signature of the person(s)
                                            authorized to sign for the account.

                                         o  Signature guarantee if applicable
                                            (see above).

Owners or trustees of trust accounts.    o  Letter of instruction.

                                         o  On the letter, the signature(s) of
                                            the trustee(s).

                                         o  Provide a copy of the trust
                                            document certified within the past
                                            12 months.

                                         o  Signature guarantee if applicable
                                            (see above).

Joint tenancy shareholders with rights   o  Letter of instruction signed by
of surviorship whose co-tenants are         surviving tenant.
deceased.
                                         o  Copy of death certificate.

                                         o  Signature guarantee if applicable
                                            (see above).

Executors of shareholder estates.        o  Letter of instruction signed by
                                            executor.

                                         o  Copy of order appointing executor,
                                            certified within the past 12
                                            months.

                                         o  Signature guarantee if applicable
                                            (see above).

Administrators, conservators,            o  Call 1-800-225-5291 for
guardians and other sellers or account      instructions.
types not listed above.


                                                                  YOUR ACCOUNT 7

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for the fund is determined twice each business day at 12 noon and at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time), by dividing a class's net assets by the number of its shares outstanding. To help the fund maintain its $1 constant share price, portfolio investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other. The registration for both accounts involved must be identical. If no sales charge was paid on your share, you will pay the sales charge imposed by the new fund. Otherwise, your shares will be exchanged with-out a sales charge.


To protect the interests of other investors in the fund, the fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The fund may also refuse any exchange order. The fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares All money market fund shares are electronically recorded. Certificated shares are not available.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o after any changes of name or address of the registered owner(s)

o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally declares dividends daily and pay them monthly. Purchases by wire or other federal funds that are accepted before 12 noon Eastern Time will receive the dividend declared that day. Other orders, including those that are not accompanied by federal funds, will begin receiving dividends the following day. Redemption orders accepted before 12 noon Eastern Time will not receive that day's dividends.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

8 YOUR ACCOUNT

Taxability of dividends Dividends you receive from a money market fund, whether reinvested or taken as cash, are generally considered taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. However, as long as the fund maintains a stable share price, you will not have a gain or loss on shares you sell or exchange.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

Year 2000 compliance The adviser and the fund's service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the issuers in which the fund invests, the fund's operations or financial markets generally.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o Make sure you have at least $5,000 worth of shares in your account.

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, SIMPLE Plans, SEPs, 401(k) Plans, and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except this fund and the tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                  YOUR ACCOUNT 9

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of directors oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.


Management fee For the last fiscal year the fund paid management fees at an annual rate of 0.35% to the investment adviser.

The management firm The fund is managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.


[The following information was represented as a flow chart in the printed material.]

                                -----------------
                                  Shareholders
                                -----------------

  Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends,
                    and processing of buy and sell requests.
             ------------------------------------------------------

                                                                        Asset
                                                                      management

                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodian

                           Investors Bank & Trust Co.
                         State Street Bank and Trust Co.

                      Holds the funds' assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------

                      ------------------------------------
                                    Trustees

                         Oversee the funds' activities.
                      ------------------------------------


10 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Cash Reserve, Inc.

Figures audited by Ernst & Young LLP

---------------------------------------------------------------------------------------------------------------------------
Period ended:                                          12/94(1)      12/95          12/96               12/97         12/98
---------------------------------------------------------------------------------------------------------------------------
Per share operating performance

Net asset value, beginning of period                      $1.00      $1.00          $1.00               $1.00         $1.00
Net investment income                                      0.04       0.05           0.05                0.05          0.05

Less distributions:
 Dividends from net investment income                     (0.04)     (0.05)         (0.05)              (0.05)        (0.05)

Net asset value, end of period                            $1.00      $1.00          $1.00               $1.00         $1.00
Total investment return at net asset value(2) (%)          3.74       5.38           5.00                5.20          4.91

Ratios and supplemental data
Net assets, end of period (000s omitted) ($)            142,301    119,763         67,003              37,822        29,708

Ratio of expenses to average net assets (%)                0.62       0.73           0.65                0.61          0.75
Ratio of net investment income (loss)
to average net assets (%)                                  3.72       5.30           4.85                5.07          4.81

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.

(2)   Total investment return assumes dividend reinvestment.


                                                                 FUND DETAILS 11

For more information

Two documents are available that offer further information on John Hancock Cash Reserve, Inc.:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affect performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the fund. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet: www.jhancock.com/funds

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public
Reference Room in Washington, DC

By phone: 1-800-SEC-0330

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

On the Internet: www.sec.gov

101 Huntington Avenue
Boston, Massachusetts
02199-7603

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm
       101 Huntington Avenue
       Boston, Massachusetts                   (C) 1999 John Hancock Funds, Inc.
       02199-7603                                                     420PN 5/99

John Hancock(R)

                         JOHN HANCOCK CASH RESERVE, INC.


                       Statement of Additional Information
                                   May 1, 1999


On September 10, 1996, the Directors voted to close the Fund to new purchases, except shares purchased with reinvested Fund dividends effective October 1, 1996.

This Statement of Additional Information provides information about John Hancock Cash Reserve Fund, Inc. (the "Fund") in addition to the information that is contained in the Prospectus (the "Prospectus"), dated May 1, 1999.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291


                                TABLE OF CONTENTS

Organization of the Fund....................................................   2
Investment Objective and Policies...........................................   2
Investment Restrictions.....................................................   5
Those Responsible for Management............................................   7
Investment Advisory and Other Services......................................  17
Distribution Contract.......................................................  18
Net Asset Value.............................................................  19
Description of the Fund's Shares............................................  20
Tax Status..................................................................  21
Calculation ofYield.........................................................  22
Brokerage Allocation........................................................  23
Transfer Agent Services.....................................................  25
Custody of Portfolio........................................................  25
Independent Auditors........................................................  25
Appendix.................................................................... A-1
Financial Statements........................................................ F-1

ORGANIZATION OF THE FUND

The Fund is a diversified open-end investment management company organized as a corporation under the laws of the state of Maryland on January 17, 1980. Prior to the approval of John Hancock Advisers, Inc. (the "Adviser") an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts as the Fund's Adviser, effective December 22, 1994, the Fund was known as Transamerica Cash Reserve, Inc.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. The Fund's investment objective policies and restrictions except as noted are fundamental and may only be changed with shareholder approval. There is no assurance that the Fund will achieve its investment objective.


The Fund's investment objective is to obtain maximum current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve its objective by investing in high quality money market instruments maturing within one year from the date of purchase with an average portfolio maturity of 90 days or less. Securities in which the Fund may invest may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.

The Fund will invest only in U.S. dollar denominated securities determined by the Board of Directors to present minimal credit risk and which are rated high quality by any major rating service or, if unrated, determined to be of comparable quality by the Board of Directors. These include commercial paper and similar short-term obligations of U.S. issuers which generally meet the highest quality standards at the time of investment, in conformity with securities regulations governing money market mutual funds. The Fund may also purchase other marketable, non-convertible corporate debt securities of U.S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities which in each case must have remaining maturities of one year or less and be rated at least AA by Standard and Poor's Ratings Group ("S&P") or Aa by Moody's Investor Services, Inc. ("Moody's") at the time of investment, see Appendix A.

Investments will also include bank obligations such as certificates of deposit, time or demand deposits and bankers acceptances. Bank obligations are limited to U.S. or Canadian banks having total assets over $1 billion. Investments in savings association obligations are limited to U.S. savings and loan associations with total assets over $1 billion. Investments in bank obligations may include instruments issued by foreign branches of U.S. or Canadian banks. The Fund may invest in U.S. Government securities. In addition, the Fund may invest in U.S. dollar denominated securities issued or guaranteed by the Government of Canada, a Province of Canada, or their instrumentalities in an amount not to exceed 10% of its total assets at the time of purchase of such government securities. The Fund may enter into repurchase agreements, invest in restricted securities and is authorized to invest in participation interests and to purchase securities on a delayed delivery basis. In addition, the Fund is authorized, but presently does not intend, to engage in reverse repurchase agreements and invest in variable amount master notes.

Government Securities. U.S. Government obligations are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Treasury bills, bonds and notes and certain obligations of Government agencies and instrumentalities, such as Government National Mortgage Association pass through certificates are supported by the full faith and credit of the Treasury. Other obligations such as securities of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the Treasury; while others such as bonds issued by the Federal National Mortgage Association, which is a private corporation, are supported only by the credit of the issuing instrumentality. Obligations not backed by the full faith and credit of the United States may be secured, in whole or part, by a line of credit with the U.S. Treasury or collateral consisting of cash or other securities which are backed by the full faith and credit of the United States. In the case of other obligations, the agency issuing or guaranteeing the obligation must be looked to for ultimate repayment.

Corporate Obligations. For a description of the ratings of securities which are eligible for investment by the Fund, see Appendix A.

Short-term corporate obligations may also include variable amount master demand notes. Variable amount master notes are obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Typically these notes provide that the interest rate is set daily by the borrower; the rate is usually the same as or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund considers earning power, cash flow, and other liquidity ratios of the issuer. The Fund will only invest in master demand notes of U.S. issuers. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Fund may invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for all other commercial paper issuers. The Fund will not invest more than 25% of its assets in master demand notes. Although the Fund has previously invested in one master demand note and might again own this type of note, it has no current intention of doing so in the foreseeable future.

Participation Interests. The Fund may invest in participations issued by an intermediary, usually a bank, which evidence ownership of a fractional interest in a large, underlying money market instrument of a type in which the Fund is otherwise permitted to invest. The Fund's ability to exercise its rights as a lender and to trade these participations and any fractional notes from the underlying issuer in the secondary market is normally less than if the Fund owned the entire investment directly.

Bank Obligations. The Fund's ownership of obligations issued by banks may involve social considerations. Normally, large domestic banks are members of the Federal Reserve System and the Federal Deposit Insurance Corporation, but these are not investment requirements. The purchase of obligations issued by foreign branches of domestic banks and by Canadian banks or their foreign branches involves special investment considerations, including the possible imposition of withholding taxes on interest income, expropriation, confiscatory taxation, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations, limitations on the removal of funds, or other adverse political or economic developments. In addition, it may be more difficult to obtain and enforce a judgment against a Canadian bank or foreign branch of a domestic or Canadian bank. The Fund will not invest more than 25% of its assets in Canadian banks, including their foreign branches. Some investments in foreign branches of domestic banks may be considered to have the same investment risk as investing in instruments of the domestic bank when the parent is unconditionally liable for the obligations of its foreign branch; in all other cases the Fund will not invest more than 25% of its assets in the instruments of foreign branches of domestic banks.

Repurchase Agreements. For the purpose of realizing additional (taxable) income, the Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back to the issuer at the same price plus accrued interest. The transaction must be fully collateralized at all times. The Fund may reinvest any cash collateral in short-term highly liquid debt securities. However, reverse repurchase agreements may involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements which involve the sale of any of the money market securities held by the Fund and an agreement to repurchase those securities at an agreed upon price, date, and interest payment. The Fund would then use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment of proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. In the view of the staff of the Securities and Exchange Commission ("SEC") (a) reverse repurchase arrangements are borrowings under the Investment Company Act of 1940 and (b) if entered into with other than banks, the Fund must maintain, in a segregated account, marketable short-term securities equal to the aggregate amount of its reverse repurchase obligations. If the Fund enters into reverse repurchase arrangements with other than banks, it will maintain such a segregated account. In addition, the Fund would not enter into reverse repurchase agreements exceeding in the aggregate (provided that overall borrowings do not exceed 1/3 of the Fund's total assets) more than 20% of the value of its total net assets. To avoid the potential leveraging effects of the Fund's borrowings, additional investments will not be made while borrowings (including reverse repurchase agreements) are in excess of 5% of the Fund's total assets. In addition, the Fund would enter into reverse repurchase agreements only with financial institutions which are approved in advance as being creditworthy by the Board of Directors. Under procedures established by the Board of Directors, the Investment Adviser will monitor the creditworthiness of the firms involved. The Fund has not invested in reverse repurchase agreements in the past and has no current intention of doing so.

When-Issued and Forward Commitments. Although it is not typically the practice with respect to money market securities, some new issues of the securities in which the Fund may invest could be offered on a delayed delivery (including a when-issued) basis, that is, delivery and payment for the securities would be scheduled to take place after a typical settlement date with the price, interest rate, and settlement date being fixed at the time of commitment. The Fund will not effect delayed delivery transactions with scheduled delivery dates of more than one year after the date of its commitment. The Fund would only make such commitments to purchase securities with the intention of actually acquiring them, and no new commitment will be made if, as a result, more than 20% of the Fund's net assets would be so committed. The Fund will at all times maintain in a segregated account cash or liquid, high-grade money market instruments in an amount equal to these commitments. However, the Fund could meet its obligations to pay for delayed delivery securities from sale of the delayed delivery securities themselves, which may have a value greater or less than the Fund's payment obligation and thus produce a realized gain or loss.

The Fund's investment restrictions permit it to invest more than 25% of its assets in all finance companies as a group and all domestic banks as a group when, in the opinion of the Investment Adviser, yield differentials and money market conditions suggest and when cash is available for such investment and instruments are available for purchase which fulfill the Fund's objectives in terms of quality and marketability.

Restricted Illiquid Securities. The Fund may invest up to 10% of its net assets in illiquid investments, which include repurchase agreements maturing in more than seven days, restricted securities and securities not readily marketable.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. Short-term trading may have the effect of increasing portfolio turnover and may increase net short-term capital gains, distributions from which would be taxable to shareholders as ordinary income. The Fund does not intend to invest for the purpose of seeking short-term profits. The Fund's portfolio securities may be changed, however, without regard to the holding period of these securities (subject to certain tax restrictions), when the Adviser deems that this action will help achieve the Fund's objective given a change in an issuer's operations or changes in general market conditions.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities, which as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at the meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

1. Borrow money except from banks for temporary or emergency purposes (including meeting redemptions without immediately selling securities, but not to purchase investment securities) in an amount not to exceed 1/3 of the value (including the proceeds of the loan) of the Fund's total assets;

2. Mortgage, pledge, or hypothecate assets, except to an extent not greater than 10% of total assets to secure borrowings made in accordance with restriction 1 above;

3. Invest more than 5% of its total assets in the securities of any one issuer, except for: securities issued or guaranteed by the United States government or by one of its agencies or instrumentalities; and, with respect to 25% of its total assets, obligations of domestic commercial banks (although under current regulations, an investment in the obligations of any one commercial bank may not exceed 5% of the Fund's total assets, subject to an exception permitting investment in certain obligation of any one such bank at any one time for a period of up to three business days);

4. Invest more than 25% of the Fund's total assets in the securities of issuers (other than domestic banks and the U.S. Government, its agencies, and instrumentalities) in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction, and finance companies as a group shall not be considered a single industry;

5. Make loans to others, except through the purchase of various kinds of publicly distributed debt obligations, investments in variable amount master demand notes, participations, and repurchase agreement transactions;

6. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interest therein;

7.       Purchase securities on margin or sell short;

8. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs;

9.       Underwrite securities of other issuers;

10. Acquire more than 10% of any class of securities of an issuer. For this purpose, all outstanding bonds and other evidences of indebtedness shall be deemed within a single class regardless of maturities, priorities, coupon rates, series, designations, conversion rights, security, or other differences;

11. Purchase securities (other than under repurchase agreements of not more than one week's duration considering only the remaining days to maturity of each existing repurchase agreement) for which there exists no readily available market, or for which there are legal or contractual restrictions on resale (excepting from this restriction securities which are subject to such resale restrictions but which, in the judgment of the Fund's investment adviser, are readily redeemable on demand), if as a result of any such purchase, more than 10% of the Fund's net assets would be invested in such securities;

12. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads, or combinations thereof; and

13. Enter into reverse repurchase agreements, if as a result, the Fund's obligations with respect to all reverse repurchase agreements would be greater than 20% of net assets.


14. Issue any senior security (as that term is defined in the Investment Company Act of 1940) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security.



Non-Fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Directors without shareholder approval.

The Fund may not:

     (a) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or
         (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

     (b) Purchase securities of any issuer for the purpose of exercising control or management;

With respect to investment restrictions (a) and (b), to avoid the potential leveraging effects of the Fund's borrowings, additional investments will not be made while borrowings (including reverse repurchase agreements) are in excess of 5% of the Fund's total assets.

If a percentage restriction or rating restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in value of the Fund's portfolio securities or a later change in the rating of a portfolio security will not be considered a violation of policy.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Directors who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Several of the officers and Directors of the Fund are also officers and directors of the Adviser or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Edward J. Boudreau, Jr. *                Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                    Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                               Chairman, Director and Chief
October 1944                                                                    Executive Officer, The Berkeley
                                                                                Financial Group, Inc. ("The
                                                                                Berkeley Group"); Chairman and
                                                                                Director, NM Capital Management,
                                                                                Inc. ("NM Capital"), John Hancock
                                                                                Advisers International Limited
                                                                                ("Advisers International") and
                                                                                Sovereign Asset Management
                                                                                Corporation ("SAMCorp"); Chairman
                                                                                and Chief Executive Officer, John
                                                                                Hancock Funds, Inc. ("John Hancock
                                                                                Funds"); Chairman, First Signature
                                                                                Bank and Trust Company; Director,
                                                                                John Hancock Insurance Agency, Inc.
                                                                                ("Insurance Agency, Inc."), John
                                                                                Hancock Advisers International
                                                                                (Ireland) Limited ("International
                                                                                Ireland"), John Hancock Capital
                                                                                Corporation and New England/Canada
                                                                                Business Council; Member,
                                                                                Investment Company Institute Board
                                                                                of Governors; Director, Asia
                                                                                Strategic Growth Fund, Inc.;
                                                                                Trustee, Museum of Science;
                                                                                Director, John Hancock Freedom
                                                                                Securities Corporation (until
                                                                                September 1996); Director, John
                                                                                Hancock Signature Services, Inc.
                                                                                ("Signature Services") (until
                                                                                January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       8


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------




James F. Carlin                          Trustee                                Chairman and CEO, Carlin
233 West Central Street                                                         Consolidated, Inc.
Natick, MA 01760                                                                (management/investments); Director,
April 1940                                                                      Arbella Mutual (insurance), Health
                                                                                Plan Services, Inc., Massachusetts
                                                                                Health and Education Tax Exempt
                                                                                Trust, Flagship Healthcare, Inc.,
                                                                                Carlin Insurance Agency, Inc., West
                                                                                Insurance Agency, Inc. (until May
                                                                                1995), Uno Restaurant Corp.;
                                                                                Chairman, Massachusetts Board of
                                                                                Higher Education (since 1995).


William H. Cunningham                    Trustee                                Chancellor, University of Texas
601 Colorado Street                                                             System and former President of the
O'Henry Hall                                                                    University of Texas, Austin, Texas;
Austin, TX 78701                                                                Lee Hage and Joseph D. Jamail
January 1944                                                                    Regents Chair of Free Enterprise;
                                                                                Director, LaQuinta Motor Inns, Inc.
                                                                                (hotel management company)
                                                                                (1985-1998); Jefferson-Pilot
                                                                                Corporation (diversified life
                                                                                insurance company) and LBJ
                                                                                Foundation Board (education
                                                                                foundation); Advisory Director,
                                                                                Chase Bank (formerly Texas Commerce
                                                                                Bank - Austin).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       9



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------


Ronald R. Dion                           Trustee                                President and Chief Executive
250 Boylston Street                                                             Officer, R.M. Bradley &  Co., Inc.;
Boston, MA 02116                                                                Director, The New England Council
March 1946                                                                      and Massachusetts Roundtable;
                                                                                Trustee, North Shore Medical Center
                                                                                and a corporator of the Eastern
                                                                                Bank; Trustee, Emmanuel College.


Harold R. Hiser, Jr.                     Trustee                                Executive Vice President,
123 Highland Avenue                                                             Schering-Plough Corporation
Short Hill, NJ  07078                                                           (pharmaceuticals) (retired 1996);
October 1931                                                                    Director, ReCapital Corporation
                                                                                (reinsurance) (until 1995).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       10


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------


Anne C. Hodsdon *                        Trustee and President (1,2)            President, Chief Operating Officer,
101 Huntington Avenue                                                           Chief Investment Officer and
Boston, MA  02199                                                               Director, the Adviser, The Berkeley
August 1953                                                                     Group; Executive Vice President and
                                                                                Director, John Hancock Funds;
                                                                                Director, Advisers International,
                                                                                Insurance Agency, Inc. and
                                                                                International Ireland; President and
                                                                                Director, SAMCorp. and NM Capital;
                                                                                Executive Vice President, the
                                                                                Adviser (until December 1994);
                                                                                Director, Signature Services (until
                                                                                January 1997).

Charles L. Ladner                        Trustee                                Senior Vice President and Chief
UGI Corporation                                                                 Financial Officer, UGI Corporation
P.O. Box 858                                                                    (Public Utility Holding Company)
Valley Forge, PA  19482                                                         (retired 1998); Vice President and
February 1938                                                                   Director for AmeriGas, Inc. (retired
                                                                                1998); Vice President of AmeriGas
                                                                                Partners, L.P. (until 1997);
                                                                                Director, EnergyNorth, Inc. (until
                                                                                1995).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.




                                       11



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Leo E. Linbeck, Jr.                      Trustee                                Chairman, President, Chief Executive
3810 W. Alabama                                                                 Officer and Director, Linbeck
Houston, TX 77027                                                               Corporation (a holding company
August 1934                                                                     engaged in various phases of the
                                                                                construction industry and
                                                                                warehousing interests); Former
                                                                                Chairman, Federal Reserve Bank of
                                                                                Dallas (1992, 1993); Chairman of
                                                                                the Board, Linbeck Construction
                                                                                Corporation; Director, Duke Energy
                                                                                Corporation (a diversified energy
                                                                                company), Daniel Industries, Inc.
                                                                                (manufacturer of gas measuring
                                                                                products and energy related
                                                                                equipment), GeoQuest International
                                                                                Holdings, Inc. (a geophysical
                                                                                consulting firm); Director, Greater
                                                                                Houston Partnership.


Steven R. Pruchansky                     Trustee (1)                            Director and President, Mast
4327 Enterprise Avenue                                                          Holdings, Inc. (since 1991);
Naples, FL  34104                                                               Director, First Signature Bank &
August 1944                                                                     Trust Company (until August 1991);
                                                                                Director, Mast Realty Trust (until
                                                                                1994); President, Maxwell Building
                                                                                Corp. (until 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       12



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------


Richard S. Scipione *                    Trustee (1)                            General Counsel, John Hancock Mutual
John Hancock Place                                                              Life Insurance Company; Director,
P.O. Box 111                                                                    the Adviser, John Hancock Funds,
Boston, MA  02117                                                               Signator Investors, Inc., Insurance
August 1937                                                                     Agency, Inc., John Hancock
                                                                                Subsidiaries, Inc., SAMCorp. and NM
                                                                                Capital; The Berkeley Group; JH
                                                                                Networking Insurance Agency, Inc.;
                                                                                Signature Services (until January
                                                                                1997).


Norman H. Smith                          Trustee                                Lieutenant General, United States
243 Mt. Oriole Lane                                                             Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                               for Manpower and Reserve Affairs,
March 1933                                                                      Headquarters Marine Corps;
                                                                                Commanding General III Marine
                                                                                Expeditionary Force/3rd Marine
                                                                                Division (retired 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       13



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John P. Toolan                           Trustee                                Director, The Smith Barney Muni Bond
13 Chadwell Place                                                               Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                           Money Funds, Inc., Vantage Money
September 1930                                                                  Market Funds (mutual funds), The
                                                                                Inefficient-Market Fund, Inc.
                                                                                (closed-end investment company) and
                                                                                Smith Barney Trust Company of
                                                                                Florida; Chairman, Smith Barney
                                                                                Trust Company (retired December,
                                                                                1991); Director, Smith Barney,
                                                                                Inc., Mutual Management Company and
                                                                                Smith Barney Advisers, Inc.
                                                                                (investment advisers) (retired
                                                                                1991); Senior Executive Vice
                                                                                President, Director and member of
                                                                                the Executive Committee, Smith
                                                                                Barney, Harris Upham & Co.,
                                                                                Incorporated (investment bankers)
                                                                                (until 1991).


Osbert M. Hood                           Senior Vice President and Chief        Senior Vice President , Chief
101 Huntington Avenue                    Financial Officer                      Financial Officer and Treasurer, the
Boston, MA  02199                                                               Adviser, the Berkeley Group and John
August 1952                                                                     Hancock Funds, Inc.; Vice President
                                                                                and Chief Financial Officer, John
                                                                                Hancock Mutual Life Insurance
                                                                                Company Retail Sector (until 1997).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       14



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
 President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services, John Hancock
July 1950                                                                       Funds, NM Capital and SAMCorp.;
                                                                                Clerk, Insurance Agency, Inc.;
                                                                                Counsel, John Hancock Mutual Life
                                                                                Insurance Company (until February
                                                                                1996).


Susan S. Newton                          Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                           Hancock Funds, Signature Services
Boston, MA  02199                                                               and The Berkeley Group.
March 1950

James J. Stokowski                       Vice President, Treasurer and Chief    Vice President, the Adviser.
101 Huntington Avenue                    Accounting Officer
Boston, MA  02199
November 1946


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Directors. The three non-Independent Directors, Messrs. Boudreau, Scipione and Ms. Hodsdon, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Fund for their services. The compensation to the Director from the Fund shown below is for the fiscal year ended December 31, 1998.


                                                           Total
                                                      Compensation from
                                                     all Funds in John
                               Aggregate               Hancock Fund
                             Compensation               Complex to
 Directors                  from the Fund(1)            Directors(2)
 ---------                  ----------------            ------------

James F. Carlin                 $ 264                   $ 74,000
William H. Cunningham*            264                     74,000
Ronald R. Dion                     50                     18,500
Charles F. Fretz                  205                     57,121
Harold R. Hiser, Jr.*             252                     70,000
Charles L. Ladner                 273                     77,100
Leo E. Linbeck, Jr.               264                     74,000
Patricia P. McCarter*             153                     43,696
Steven R. Pruchansky*             273                     77,100
Norman H. Smith*                  280                     79,350
John P. Toolan*                   273                     77,100
                               ------                   --------
Total                          $2,551                   $721,967


(1)   Compensation is for the fiscal year ended December 31, 1998.

(2) Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 1998. As of this date, there were sixty-seven funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-three funds. Effective October 1, 1998, Mr. Fretz and Ms. McCarter resigned as Trustees of the Complex.


* As of December 31, 1998, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock Fund Complex for Mr. Cunningham was $330,943, Mr. Hiser was $115,084, for Ms. McCarter was $183,645, for Mr. Pruchansky was $ 75,016, for Mr. Smith was $109,807 and for Mr. Toolan was $403,714 under the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan").


All of the officers listed are officers or employees of the Adviser or the Affiliated Companies. Some of the Directors and officers may also be officers and/or directors and/or trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of April 1, 1999, the officers and Directors of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, no person or entity owned beneficially or of record 5% or more of the outstanding shares of the Fund.


INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of over $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries high ratings from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Directors, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly fees computed at the annual percentage rate of 0.35% of the Fund's average daily net assets. Fees are calculated and accrued daily and, at the end of each month, the Adviser is entitled to a portion of the annual fee, based on the average daily net assets of the Fund through the last day of the month for which payment is made, less any previous payments made to the Adviser for the fiscal year.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Fund's
Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all Directors. The Advisory Agreement and Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by a vote of a majority of the Directors of the Fund who are not interested persons of one of the parties to the contract, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by either a majority of the Directors or the holders of a majority of the Fund's outstanding voting securities. Both agreements may be terminated on 60 days written notice by any party or by a majority of outstanding voting securities of the Fund by the Directors or by the Adviser and will terminate automatically if assigned.


For the fiscal year ended December 31, 1998, 1997 and 1996, the advisory fee paid to the Adviser amounted to $115,468, $170,018 and $363,452.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended December 31, 1998, 1997 and 1996, the Fund paid the Adviser $5,321, $8,877 and $19,471 for services under this Agreement.


In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACT

The Fund has a Distribution Agreement with John Hancock Funds. Under the Distribution Agreement, John Hancock Funds is obligated to use its best efforts to sell shares on behalf of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value (normally $1.00 per share). The Fund is a no-load Fund and John Hancock Funds and Selling Brokers' representatives do not receive any sales commissions in connection with the sales of shares of the Fund.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

The Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Fund. The Directors will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as it would be determined on the basis of available market quotations. If any deviation occurs which may result in unfairness either to new investors or existing shareholders, the Directors will take such actions as they deem appropriate to eliminate or reduce such unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the Fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or utilizing available market quotations to determine net asset value per share.

Since a dividend is declared to shareholders each time net asset value is determined, the net asset value per share of the Fund will normally remain constant at $1.00 per share. There is no assurance that the Fund can maintain the $1.00 per share value. Monthly, any increase in the value of a shareholder's investment from dividends is reflected as an increase in the number of shares in the shareholder's account or is distributed as cash if a shareholder has so elected.

It is expected that the Fund's net income will be positive each time it is determined. However, if because of a sudden rise in interest rates or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset the negative amount against income accrued during the month for each shareholder account. If at the time of payment of a distribution such negative amount exceeds a shareholder's portion of accrued income, the Fund may reduce the number of its outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full or fractional shares which represent the amount of excess. By investing in the Fund, shareholders are deemed to have agreed to make such a contribution. This procedure permits the Fund to maintain its net asset value at $1.00 per share.

If in the view of the Directors it is inadvisable to continue the practice of maintaining net asset value at $1.00 per share, the Directors reserve the right to alter the procedures for determining net asset value. The Fund will notify shareholders of any such alteration.

The Fund is permitted to redeem shares in kind. Nevertheless, the Fund has filed with the Securities and Exchange Commission a notification of election committing itself to pay in cash on redemption by a shareholder of record, limited during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.

The NAV for the fund and class is determined twice each business day at 12 noon and at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time), by dividing a class's net assets by the number of its shares outstanding. To help the Fund maintain its $1 constant share price, portfolio investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.

DESCRIPTION OF THE FUND'S SHARES

Capitalization and Voting Rights. The Fund's total authorized capital stock is 4,000,000,000 common shares of the par value of one cent ($.01) per share. The Board of Directors has the authority to designate additional series of Common Stock without seeking the approval of shareholders.

All shares have equal rights as to voting, dividends and liquidation. The voting rights of shares of the Fund are noncumulative. Consequently, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Fund if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any person or persons to the Board of Directors. In addition, shareholders may request in writing that the Fund call a special meeting of shareholders for various purposes, including removal of a director provided that such request represents at least 10% of all the votes entitled to be cast at the meeting. The Fund will assist shareholders with any communications, including shareholder proposals, in accordance with provisions of Section 16 of the Investment Company Act of 1940. All shares of the Fund issued and outstanding are, and all shares offered by the Prospectus, when issued, will be fully paid and nonassessable.
Shares have no conversion, preemptive or other subscription rights and are freely transferable on the books of the Fund.

Reports to Shareholders. Shareholders of the Fund will receive annual and semiannual reports showing diversification of investments, securities owned and other information regarding the Fund's activities. The financial statements of the Fund are audited at least once a year by the Fund's independent auditors.

Registration Statement. This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Fund's Registration Statement filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept credit card, starter or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Use of information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund has qualified and has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains, if any) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

Distributions of net investment income (which include original issue discount and accrued, recognized market discount) and any net realized short-term capital gains, as computed for Federal income tax purposes, will be taxable as described in the Prospectus whether taken in shares or in cash. Although the Fund does not expect to realize any net long-term capital gains, distributions from such gains, if any, would be taxable as long-term capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected the distribution in cash, divided by the number of shares received.

Upon a redemption of shares (including by exercise of the exchange privilege) a shareholder ordinarily will not realize a taxable gain or loss if, as anticipated, the Fund maintains a constant net asset value per share. If the Fund is not successful in maintaining a constant net asset value per share, a redemption may produce a taxable gain or loss.

Distributions from the Fund will not qualify for the dividends-received deduction for corporate shareholders.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and would not be distributed as such to shareholders.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments, if any, in foreign securities. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

If more than 50% of the value of the total assets of the Fund at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

If the election is made, shareholders of the Fund may then deduct such pro rata portions of foreign income taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country.

The foregoing discussion relates solely to U.S. Federal income tax laws applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions (if any), and ownership of or gains realized (if any) on the exchange or redemption of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distribution from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will not be required to pay any Massachusetts income tax.

CALCULATION OF YIELD

For the purposes of calculating yield, daily income per share consists of interest and discount earned on the Fund's investments less provision for amortization of premiums and applicable expenses, divided by the number of shares outstanding, but does not include realized or unrealized appreciation or depreciation.

In any case in which the Fund reports its annualized yield, it will also furnish information as to the average portfolio maturities of the Fund. It will also report any material effect of realized gains or losses or unrealized appreciation on dividends which have been excluded from the computation of yield.

Yield calculations are based on the value of a hypothetical preexisting account with exactly one share at the beginning of the seven day period. Yield is computed by determining the net change in the value of the account during the base period and dividing the net change by the value of the account at the beginning of the base period to obtain the base period return. Base period is multiplied by 365/7 and the resulting figure is carried to the nearest 100th of a percent. Net change in account value during the base period includes dividends declared on the original share, dividends declared on any shares purchased with dividends of that share and any account or sales charges that would affect an account of average size, but excludes any capital changes.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

The yield of the Fund is not fixed or guaranteed. Yield quotations should not be considered to be representations of yield of the Fund for any period in the future. The yield of the Fund is a function of available interest rates on money market instruments, which can be expected to fluctuate, as well as of the quality, maturity and types of portfolio instruments held by the Fund and of changes in operating expenses. The Fund's yield may be affected if, through net sales of its shares, there is a net investment of new money in the Fund which the Fund invests at interest rates different from that being earned on current portfolio instruments. Yield could also vary if the Fund experiences net redemptions, which may require the disposition of some of the Fund's current portfolio instruments.

From time to time, in reports and promotional literature, the Fund's yield and total return will be ranked or compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc. "Lipper-Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States or "IBC/Donahue's Money Fund Report," a similar publication. Comparisons may also be made to bank Certificates of Deposit, which differ from mutual funds like the Fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CD's and the principal on a CD is insured. Unlike CD's, which are insured as to principal, an investment in the Fund is not insured or guaranteed.

Performance rankings and ratings, reported periodically in national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRONS, will also be utilized.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and officers and Directors who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the officers of the Fund, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the NASD and other policies that the Directors may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Directors. For the fiscal years ended December 31, 1998, 1997 and 1996, no negotiated brokerage commissions were paid on portfolio transactions.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Directors that the price is reasonable in light of the services provided and to policies that the Directors may adopt from time to time. During the fiscal year ended December 31, 1998, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc. a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. During the years ended December 31, 1998, 1997 and 1996, the Fund did not execute any portfolio transactions with the Affiliated Broker.

Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the 1940 Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc. ("Signature Services"), 1 John Hancock Way, Suite 1000, Boston MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services monthly a transfer agent fee equal to $20.00 per shareholder account, on an annual basis, plus certain out-of-pocket expenses.

CUSTODY OF PORTFOLIO

State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, Massachusetts, serves as custodian of the cash and investment securities of the Fund. SSB is also responsible for, among other things, receipt and delivery of the Fund's investment securities in accordance with procedures and conditions specified in the custody agreement.

INDEPENDENT AUDITORS


Ernst & Young LLP has been selected as the independent auditor of the Fund. The financial statements of the Fund for the fiscal year ended December 31, 1998 included in the Prospectus and this Statement of Additional Information have been audited by Ernst & Young LLP for the periods indicated in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon authority of such firm as experts in accounting and auditing.

                                   APPENDIX A

                      CORPORATE AND TAX-EXEMPT BOND RATINGS

Moody's Investors Service, Inc. ("Moody's")

Aaa, Aa, A and Baa - Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds that are of "high quality by all standards," but long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds are generally known as "high grade bonds." The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a "con" indicating that the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or upon the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Such parenthetical ratings denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. Bonds rated A are considered as upper medium grade obligations. Principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected or poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Standard & Poor's Corporation ("S&P")

AAA, AA, A and BBB - Bonds rated AAA bear the highest rating assigned to debt obligations and indicates an extremely strong capacity to pay principal and interest. Bonds rated AA are considered "high grade," are only slightly less marked than those of AAA ratings and have the second strongest capacity for payment of debt service. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to the adverse effects or changes in circumstances and economic conditions. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. Although a provisional rating addresses credit quality subsequent of completion of the project, it makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Bonds rated BBB are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in the A category.

Fitch Investors Service ("Fitch")

AAA, AA, A, BBB - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

TAX-EXEMPT NOTE RATINGS

Moody's - MIG-1 and MIG-2. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow of funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, through not as large as MIG-1.

S&P - SP-1 and SP-2. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+). SP-2 denotes a satisfactory capacity to pay principal interest.

Fitch - FIN-1 and FIN-2. Notes assigned FIN-1 are regarded as having the strongest degree of assurance for timely payment. A plus symbol may be used to indicate relative standing. Notes assigned FIN-2 reflect a degree of assurance for timely payment only slightly less in degree than the highest category.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

Moody's-Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1, indicates highest quality repayment capacity of rated issue and Prime-2 indicates higher quality.

S&P-Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A have the greatest capacity for a timely payment and the designation 1, 2 and 3 indicates the relative degree of safety. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

Fitch-Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1 issues are regarded as having the strongest degree of assurance for timely payment. (+) is used to designate the relative position of an issuer within the rating category. F-2 issues reflect an assurance of timely payment only slightly less in degree than the strongest issues. The symbol (LOC) may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper note.

Other Considerations-The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

FINANCIAL STATEMENTS


The financial statements listed below are included in and incorporated in the Fund's 1998 Annual Report to Shareholders for the year ended December 31, 1998 (filed electronically on March 4, 1999, accession number 0001010521-99-000154) and are included in and incorporated by reference into Part B of this registration statement of John Hancock Cash Reserve, Inc. (file nos. 811-2995 and 2-66461).

John Hancock Cash Reserve, Inc.

         Statement of Assets and Liabilities as of December 31, 1998.
         Statement of Operations for the year ended December 31, 1998. Statement of Changes in Net Assets for each of the periods indicated therein.
         Financial Highlights for each of the 5 years indicated therein. Schedule of Investments as of December 31, 1998.
         Notes to Financial Statements.
         Report of Independent Auditors.

                         JOHN HANCOCK CASH RESERVE, INC.

                                     PART C.

                                OTHER INFORMATION



Item. 23.   Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24.   Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.


Item 25. Indemnification

     (a) Indemnification provisions relating to the Registrant's Directors, officers, employees and agents is set forth in Article V of the Registrant's By Laws included as Exhibit 2 herein.

     (b) Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds" ) has agreed to indemnify the Registrant and its Directors, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

     Section 9(a) of the By-Laws of the John Hancock Mutual Life Insurance Company (" the "Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the of the Insurance Company who serves as a Directors or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance
Company. In addition, no such person will be indemnified by the Insurance Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

     Article IX of the respective By-Laws of John Hancock Funds and John Hancock Advisers, Inc. (the "Adviser") provide as follows:

"Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation, or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the Registrant's Amended and Restated Articles of Incorporation and By-Laws, the Distribution Agreement, the By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Directors, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisers

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27. Principal Underwriters

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock Series Trust and John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, and Hancock Investment Trust III.

     (b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------
Edward J. Boudreau, Jr.                  Chairman, and Chief             Director, Chairman and Chief
101 Huntington Avenue                      Executive Officer                   Executive Officer
Boston, Massachusetts

Robert H. Watts                         Director, Executive Vice                      None
John Hancock Place                   President and Chief Compliance
P.O. Box 111                                    Officer
Boston, Massachusetts

James V. Bowhers                               President                              None
101 Huntington Avenue
Boston, Massachusetts

Osbert M. Hood                         Senior Vice President and           Senior Vice President and
101 Huntington Avenue                   Chief Financial Officer             Chief Financial Officer
Boston, Massachusetts

David A. King                                   Director                              None
101 Huntington Avenue
Boston, Massachusetts

Richard O. Hansen                        Senior Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

John A. Morin                        Vice President and Secretary              Vice President
101 Huntington Avenue
Boston, Massachusetts


                                      C-3


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

Susan S. Newton                             Vice President                     Vice President
101 Huntington Avenue                                                           and Secretary
Boston, Massachusetts

Stephen L. Brown                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                            Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                            Director                           Director
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Anne C. Hodsdon                                Director and                  President, Chief Investment Officer
101 Huntington Avenue                     Executive Vice President           and Chief Operating Officer
Boston, Massachusetts

John M. DeCiccio                               Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts


                                      C-4


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

David F. D'Alessandro                          Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Foster Aborn                                   Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                            Director                              None
53 State Street
Boston, Massachusetts

Renee M. Humphrey                           Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Kathleen M. Graveline                   Senoir Vice President                        None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Peter F. Mawn                           Senior Vice President                        None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Charles H. Womack                        Senior Vice President                       None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Anthony P. Petrucci                     Executive Vice President                     None
101 Huntington Avenue
Boston, Massachusetts

Keith F. Harstein                           Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Karen F. Walsh                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

J. William Benintende                       Vice President                          None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                                 Vice President                          None
101 Huntington Avenue
Boston, Massacusetts

Kristine Pancare                             Vice President                          None
101 Huntington Avenue
Boston, Massachusetts

     (c) None.

Item 30. Location of Accounts and Records

         The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of Registrant's Transfer Agent and Custodian.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

     (a) Not applicable

     (b) Not applicable

     (c) Registrant hereby undertakes to furnish each person to whom a prospectus with respect to a series of the Registrant is delivered with a copy of the latest annual report to shareholders with respect to that series upon request and without charge.

     (d) Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended which relates to the assistance to be rendered to shareholders by the Trustees of the Registrant in calling a meeting of shareholders for the purpose of voting upon the question of the removal of a trustee.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 27th day of April, 1999.

                                            JOHN HANCOCK CASH RESERVE, INC.


                                            By:            *
                                            ------------------------------------
                                            Edward J. Boudreau, Jr.
                                            Chairman and Chief Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                        Title                                        Date
       ---------                        -----                                        ----
             *                          Chairman and Chief Executive
--------------------------              Officer (Principal Executive
Edward J. Boudreau, Jr.                 Officer)



/s/ James J. Stokowski                  Vice President, Treasurer               April 27, 1999
--------------------------              and Chief Accounting Officer
James J. Stokowski


             *                          Director
--------------------------
James F. Carlin

             *                          Director
--------------------------
William H. Cunningham

             *                          Director
--------------------------
Ronald R. Dion

                                      C-7


       Signature                        Title                                        Date
       ---------                        -----                                        ----

             *                           Director
--------------------------
Harold R. Hiser, Jr.

                                         Director
--------------------------
Anne C. Hodsdon

             *                           Director
--------------------------
Charles L. Ladner

             *                           Director
--------------------------
Leo E. Linbeck

             *                           Director
--------------------------
Steven R. Pruchansky

             *                           Director
--------------------------
Norman H. Smith

             *                           Director
--------------------------
John P. Toolan


*By:     /s/ Susan S. Newton                                                    April 27, 1999
         -----------------------
         Susan S. Newton,
         Attorney-in-Fact under
         Power of Attorney dated
         June 25, 1996, and January 1, 1999.

                                POWER OF ATTORNEY

         The undersigned Trustee of John Hancock Bank and Thrift Opportunity Fund, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund,
John Hancock Current Interest, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Patriot Global Dividend Fund, John Hancock Patriot Preferred Dividend Fund, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Series Trust, and John Hancock Tax-Free Bond Trust, (each a "Trust"), and Director of John Hancock Cash Reserve, Inc., (a "Corporation") does hereby severally constitute and appoint Edward J. Boudreau, Jr., Susan S. Newton, and James J. Stokowski, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust or the Corporation under the Investment Company Act of 1940, as amended ( the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust or Corporation to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 1999.


/s/James F. Carlin                            /s/Leo E. Linbeck
------------------                            -----------------
Jams F. Carlin, Trustee                       Leo E. Linbeck, Jr., Trustee

/s/William H. Cunningham                      /s/Steven R. Pruchansky
------------------------                      -----------------------
William H. Cunningham, Trustee                Steven R. Pruchansky, Trustee

/s/Ronald R. Dion                             /s/Norman H. Smith
-----------------                             ------------------
Ronald R. Dion, Trustee                       Norman H. Smith, Trustee

/s/Harold R. Hiser                            /s/John P. Toolan
------------------                            -----------------
Harold R. Hiser, Jr., Trustee                 John P. Toolan, Trustee

/s/Charles L. Ladner
--------------------
Charles L. Ladner, Trustee



s:corpsecty:trustees\pwrattypanel B

                                POWER OF ATTORNEY

         The undersigned Trustee of John Hancock Bank and Thrift Opportunity Fund, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Current Interest, John Hancock Declaration Trust, John Hancock Income Securities Trust, John Hancock
Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Investors Trust, John Hancock Patriot Global Dividend Fund, John Hancock Patriot Preferred Dividend Fund, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Tax-Free Bond Trust, and John Hancock World Fund, (each a "Trust"), and Director of John Hancock Cash Reserve, Inc., (a "Corporation") does hereby severally constitute and appoint Susan S. Newton, and James J. Stokowski, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust or the Corporation under the Investment Company Act of 1940, as amended ( the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust or Corporation to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 1999.



/s/Edward J. Boudreau, Jr.
--------------------------
Edward J. Boudreau, Jr., Trustee


s:corpsecty:trustees\pwrtyattypanelsAB EJB

                                POWER OF ATTORNEY

         The undersigned Trustee of John Hancock Bank and Thrift Opportunity Fund, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Current Interest, John Hancock Declaration Trust, John Hancock Income Securities Trust, John Hancock
Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Investors Trust, John Hancock Patriot Global Dividend Fund, John Hancock Patriot Preferred Dividend Fund, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Tax-Free Bond Trust, and John Hancock World Fund, (each a "Trust"), and Director of John Hancock Cash Reserve, Inc., (a "Corporation") does hereby severally constitute and appoint Edward J. Boudreau, Jr., Susan S. Newton, and James J. Stokowski, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust or the Corporation under the Investment Company Act of 1940, as amended ( the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust or Corporation to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 1999.



/s/Anne C. Hodsdon
------------------
Anne C. Hodsdon, Trustee


/s/Richard S. Scipione
----------------------
Richard S. Scipione, Trustee


s:corpsecty:trustees\pwrattypanelsAB

                         John Hancock Cash Reserve, Inc.


                                  EXHIBIT INDEX




  99.(a)       Articles of Incorporation.*

  99.(b)       By-laws.  Amended By-Laws of Registrant.**

  99.(c) Instruments Defining Rights of Securities Holders. See Exhibits 99.(a) and 99.(b).

  99.(d) Investment Advisory Agreement between John Hancock Advisers, Inc. and the Registrant.**

  99.(d).1 Administrative Services Agreement between John Hancock Advisers, Inc. and the Registrant.**

  99.(d).2     Sub-Advisory Agreement.**

  99.(e) Underwriting Contracts. Distribution Agreement between Registrant and John Hancock Funds, Inc. and the Registrant.**

  99.(e).1 Soliciting Dealer Agreement between John Hancock Funds, Inc. and the John Hancock funds.**

  99.(e).2 Form of Financial Institution Sales and Service Agreement between John Hancock Fund's, Inc. and the John Hancock funds.**

  99.(f)       Bonus or Profit Sharing Contracts.   Not Applicable.

  99.(g) Custodian Agreements. Master Custodian Agreement between the John Hancock funds and State Street Bank.**

  99.(g).1 Amended and Restated Master Custodian Agreement between John Hancock Mutual Funds and State Street Bank and Trust Company dated March 9, 1999.+

  99.(h)       Other Material Contracts.  Transfer Agency Agreement.*

  99.(h).1 Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and the Registrant as of January 1, 1996.***

  99.(i)       Legal Opinions.+

  99.(j)       Other Opinions.+

  99.(k)       Omitted Financial Statements.  Not Applicable.

  99.(l)       Initial Capital Agreements.  Not Applicable.

  99.(m)       Rule 12b-1 Plan.  Not Applicable.

  Financial Data Schedule.
  99.(n).1A    Cash Reserve, Inc.

  99.(o)       Rule 18f-3.  Not Applicable.

Exhibit No.                               Description
-----------                               -----------



* Previously filed with Pre-Effective Amendment #1 and incorporated herein by reference.

**   Previoiusly filed  electronically with post-effective  number 17 (file nos.
     811-2995   and   2-66461)   on   April   24,   1995,    accession    number
     0000950135-95-000990.

*** Previously filed electronically with post-effective amendment number 18 (file nos. 811-2995 and 2-66461) on April 30, 1996, accession number 0001010521-96-000050.

+    Filed herewith.






                                      C-10